TAXES	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
TAXES

Note 9 — TAXES

The Company generates taxable income primarily in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in a statutory rate of approximately 30.6% for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted, significantly amending U.S. federal tax law, including changes to international tax provisions, expensing of research and experimental expenditures, depreciation, and interest deduction rules. The Company does not expect the OBBBA to have a material impact on its effective tax rate.

The components of provision (benefit) for income taxes were as follows:

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Current	703,501	953,843	1,030,260	6,602
Deferred	(163,968)	(271,623)	(327,464)	(2,098)
Income tax provisions	539,533	682,220	702,796	4,504

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income and Japanese statutory tax rate for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026 were as follows:

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
Japanese statutory tax rate	30.6%	30.6%	30.6%
Non-deductible executive compensation	3.3%	7.2%	3.7%
Changes in valuation allowance	(1.7)%	(2.7)%	1.2%
Tax credits	(4.0)%	(0.2)%	(3.1)%
Tax rate differences by jurisdiction	(0.6)%	(0.4)%	(0.3)%
Other non-deductible expenses	0.2%	0.0%	0.2%
Effect of true-up on NOL	0.0%	0.0%	0.0%
Deferred offering costs	0.0%	(1.3)%	(2.2)%
Others	0.0%	0.3%	0.2%
Effective tax rate	27.8%	33.5%	30.3%

The statutory tax rate in effect for the fiscal year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of February 28, 2025 and February 28, 2026 are presented below:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Deferred tax assets
Net operating loss carry forward	42,664	-	-
Reserves and accruals	103,206	102,018	654
Investments	114,471	143,115	917
Property and equipment	324,129	645,383	4,136
Leases	1,440,267	1,485,057	9,517
Contract liabilities	426,987	482,804	3,094
Others	63,539	40,708	261
Valuation allowance	(116,210)	(145,120)	(931)
Total deferred tax assets	2,399,053	2,753,965	17,648
Net off against deferred tax liabilities	(1,711,688)	(1,725,571)	(11,058)
Net deferred tax assets	687,365	1,028,394	6,590

Deferred tax liabilities
Prepayments and other assets	(69,827)	(77,878)	(499)
Deferred costs	(314,337)	(414,821)	(2,658)
Leases	(1,279,764)	(1,248,060)	(7,998)
Others	(47,760)	(46,325)	(297)
Total deferred tax liabilities	(1,711,688)	(1,787,084)	(11,452)
Net off against deferred tax assets	1,711,688	1,725,571	11,058
Net deferred tax liabilities	-	(61,513)	(394)

The Company recorded net deferred tax assets of JPY687.4 million and JPY1,028.4 million ($6.6 million) as of February 28, 2025 and February 28, 2026, respectively. In valuing deferred tax assets, the Company uses judgment, considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. Based on the weight of evidence, management has provided a valuation allowance on deferred tax assets in the amount of JPY116.2 million and JPY145.1 million ($0.9 million) as of February 28, 2025 and February 28, 2026, respectively, since it was determined that it was more likely than not that deferred tax assets would not be utilized in the foreseeable future. Based on the level of historical taxable income and projections for the future taxable income over the periods in which the deferred tax assets become deductible, management believes all remaining deferred tax assets as of February 28, 2025 and February 28, 2026, were fully realizable.

Interest and penalties related to income tax matters are recognized as a component of selling, general, and administrative expenses in the consolidated statements of income and comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest, or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026.

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026:

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Valuation allowance, beginning of year	240,934	213,318	116,210	745
Additions	5,484	2,047	28,659	184
Reversals	(33,592)	(99,120)	-	-
Foreign exchange translation adjustments	492	(35)	251	2
Valuation allowance, end of year	213,318	116,210	145,120	931

As of February 28, 2026, the Company had no loss carryforwards in Japan.

The Company is subject to taxation and files income tax returns in Japan and several foreign jurisdictions. As of February 28, 2026, tax years from February 28, 2022 through February 28, 2026 remained open to examination by the Japanese tax authorities. In foreign jurisdictions, including but not limited to the United States, Thailand, and Germany, tax years generally remain subject to examination for a period of three to five years, depending on local statutory requirements. No material tax examinations are currently ongoing in any jurisdiction.